Federal Income Taxes	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
Federal Income Taxes	Federal Income Taxes
The Plan has adopted a pre-approved plan document that has received an opinion letter from the Internal Revenue Service (IRS) dated November 14, 2022, stating that the form of the pre-approved plan document was in compliance with the applicable requirements of the Internal Revenue Code (IRC). The plan administrator believes the Plan is designed, and is currently being operated, in compliance with the applicable requirements of the IRC, and therefore, believes that the plan is qualified, and the related trust is tax-exempt.
U.S. generally accepted accounting principles require management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would be sustained upon examination by taxing authorities. The plan administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025 and 2024, there are no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.